Summary of Principal Accounting Policies	9 Months Ended
Sep. 30, 2024
Summary of Principal Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The accompanying unaudited condensed consolidated financial statements are presented on a consolidated basis in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information, the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2024 are not necessarily indicative of the results that may be expected for the year ending December 31, 2024 or for any other period. All intercompany balances and transactions have been eliminated on consolidation.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen test to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Changes in the ownership interest that do not result in a change in control of the subsidiary that is a business are accounted for as equity transactions (i.e., no gain or loss is recognized in earnings) and are accounted for in accordance with ASC 810-10-45-22 through ASC 810-10-45-24. The carrying amount of the noncontrolling interest will be adjusted to reflect the change in the noncontrolling interest’s ownership interest in the subsidiary. Any difference between the amount by which the noncontrolling interest is adjusted and the fair value of the consideration paid or received is recognized in equity/additional paid-in capital and attributed to the equity holders of the parent in accordance with ASC 810-10-45-23.

Accounts receivable

Accounts receivable are recorded at the gross billing amount less an allowance for any uncollectible accounts due from the customers. Accounts receivable do not bear interest.

The Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) to measure expected credit losses of accounts receivable.

The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to accounts receivable and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the unaudited condensed consolidated statements of income and comprehensive income. The Company assesses collectability by reviewing accounts receivable on aging schedules because the accounts receivable were primarily consisted of online advertising service fees from certain customers. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for expected credit loss after management has determined that the likelihood of collection is not probable.

As of September 30, 2024 the Company did not provide expected credit losses against accounts receivable.

Content assets, net

Content assets are classified as current content assets and non-current content assets, based on their estimated useful lives. Content assets are stated at cost less accumulated amortization and impairment if any. Content assets are amortized in a way which reflect the pattern in which the economic benefits of the content assets are expected to be consumed or otherwise used up. When assets are retired or disposed of, the costs and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Software	12 months
Produced contents	6 – 12 months
Copyrights	12 – 36 months

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Company assesses goodwill for impairment on annual basis as of December 31 or if indicators were noted for goodwill impairment. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Company will first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

In January 2024, the Company recognized goodwill of $2,889,200 arising from business combination of FunVerse and its subsidiary (Note 4). As of September 30, 2024, no impairment was provided against the goodwill.

Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets or asset group for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be fully recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized.

For the three and nine months ended September 30, 2024, the Company provided impairment of $546,000 and $770,800 against investment in an equity investee (Note 7), respectively. For the three and nine months ended September 30, 2023, the Company did not provide impairment against long-lived assets.

Revenue Recognition

Membership and top-up streaming services

The Company offers membership streaming services to subscribing members from various countries and the features of the plan, which primarily include access to exclusive and ad-free streaming of short dramas, and accelerated downloads and others. It’s optional for users to subscribe for weekly, monthly or annual membership on the short drama streaming platform. Users can also top up their accounts to acquire in-app coins on our platform, which are then used to continue viewing the short dramas. Users can also earn in-app coins to watch short dramas by completing daily and new user tasks.

Full membership and top-up charges are prepaid before provision of membership and top-up streaming services. The collection of membership and top-up charges are initially recorded as “contract liabilities” on the unaudited condensed consolidated balance sheets and revenue is recognized ratably over the membership period and consumption of in-app coins as services are rendered.

Online advertising services

The Company sells advertising services by delivering brand advertising primarily to third-party advertising agencies. The Company provides advertisement placements on its short drama streaming platform in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The transaction prices are varied according to the scale of impressions and types of the advertisements in the contracts with customers. The contracts have one performance obligation. Revenues are recognized over time. The Company has a right to consideration from the customers in an amount that corresponds directly with the value the Company’s performance obligations completed to date. The Company adopted practical expedient under ASC 606-10-55-18, and recognizes revenues from provision of online advertising services based on amounts invoiced to the customers.

Content licensing business

The Company launched its content licensing business for its self-produced short dramas to certain online media platform in the three months ended September 30, 2024. The Company entered into license agreements with third party platform customers, pursuant to which the Company grants license of its self-produced short-dramas to the platforms and allow them to distribute the short dramas for an agreed period of time. The transaction price is comprised of a fixed price and variable price which is calculated at a percentage of the revenues generated by the customers. The Company recognized revenues at fixed price upon granting license to the customers, and will recognize the variable price once the fees are collected. For the three and nine months ended September 30, 2024, the Company generated revenues of $20,000 from its content licensing business.

Contract balances

Contract liabilities are recognized if the Company receives consideration prior to satisfying the performance obligations, which include customer advances and deferred revenue under service arrangements.

As of September 30, 2024, the Company had contract liabilities of $1,761,400, which were expected to be recognized as revenues in the twelve months ending September 30, 2025.

Disaggregation of revenue

For the three and nine months ended September 30, 2024 and 2023, the Company disaggregate revenue into two revenue streams, consisting of membership and top-up streaming services and online advertising services, as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
		(revised)		(revised)
Membership and top-up streaming services	$9,294,400	$-	$23,614,200	$-
Online advertising services	1,031,100	-	2,319,000	-
Content licensing business	20,000	-	20,000	-
	$10,345,500	$-	$25,953,200	$-

Cost of revenues

For the three months ended September 30, 2024, the cost of revenues was primarily comprised of platform service fees charged by third party payment processors, amortization of produced contents, software and copyrights which were applied to produce short dramas and other expenses which were directly attributable to producing short dramas. Cost of revenues are recorded in the unaudited condensed consolidated statements of operations and comprehensive loss as incurred.

Taxes

As part of the process of preparing the Company’s consolidated financial statements, management estimates income taxes in each of the jurisdictions in which the Company operates. This process involves estimating the Company’s current tax exposure under the most recent tax laws and assessing both permanent and temporary differences resulting from differing treatment of items for tax and US GAAP purposes. The temporary differences result in deferred tax assets and liabilities, which are included in the balance sheet. In assessing the valuation of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income or availability to carry back the losses to taxable income during periods in which those temporary differences become deductible. The Company considered several factors when analyzing the need for a valuation allowance including the Company’s three-year book cumulative loss through September 30, 2024, the financial forecast, the Company’s recent filing for protection under Chapter 11 of the bankruptcy code and the operation uncertainty of the Company’s new business. Based on this analysis, the Company has concluded that a valuation allowance is necessary for its U.S. and foreign deferred tax assets not supported by either future taxable income or availability of future reversals of existing taxable temporary differences and has recorded a full valuation allowance on its deferred tax assets.

Warrant

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Reclassification

Certain items in the financial statements of the comparative period have been reclassified to conform to the financial statements for the current period (Note 3). The reclassification has no impact on the total assets and total liabilities as of December 31, 2023 or on the statements of operations for the three and nine months ended September 30, 2023.

Going concern

For the three months ended September 30, 2024 and 2023, the Company reported net losses of approximately $3.2 million and $1.6 million, respectively. For the nine months ended September 30, 2024 and 2023, the Company reported net losses of approximately $8.7 million and $4.4 million, respectively. In addition, the Company had accumulated deficits of approximately $24.5 million and $17.5 million as of September 30, 2024 and December 31, 2023, respectively. These conditions raised substantial doubt about the Company’s ability to continue as a going concern.

The Company’s liquidity is based on its ability to generate cash from operating activities and obtain financing from investors to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

As of September 30, 2024, the Company had working capital of approximately $11.1 million, among which the Company held cash of approximately $9.9 million.

Given the financial condition of the Company and its operating performance, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s consolidated financial statements on going concern basis.

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting – Improvements to Reportable Segment Disclosures. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. The Company assesses that the adoption of these ASUs will not have a material impact on the Company’s consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.   The Company assesses that the adoption of these ASUs will not have a material impact on the Company’s consolidated balance sheets, consolidated statements of operations and consolidated statements of cash flows.

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to promote diversity in practice by entities within the scope when applying lease accounting requirements.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss or consolidated balance sheets.